US SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


 1.      Name and Address of Issuer:
                                Landmark Tax Free Income Funds
                                6 St. James Avenue, 9th Floor
                                Boston, Massachusetts  02116

 2.      Name of each series or class of funds for which this notice is filed:

                                Landmark National Tax Free Income Fund

 3.      Investment Company Act File Number:

                                811-5034

         Securities Act File Number:
                                33-5819

 4.      Last day of fiscal year for which this notice is filed:

                                December 31, 1996

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                [  ]

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:



 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:



 9. Number and aggregate sale price of securities sold during the fiscal year:

                      92,257.183 shares              $950,183.72

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                      92,257.183 shares              $950,183.72

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                      9,708.352 shares               $99,169.28


12.      Calculation of registration fee:

         (i)     Aggregate sale price of securities
                 sold during the fiscal year in
                 reliance on rule 24f-2 (from
                 Item 10):
                                                                  $950,183.72

         (ii)    Aggregate price of shares issued
                 in connection with dividend
                 reinvestment plans (from Item
                 11, if applicable):
                                                                +  $99,169.28

         (iii)   Aggregate price of shares redeemed
                 or repurchased during the fiscal
                 year (if applicable):
                                                               -  $270,666.67

         (iv)    Aggregate price of shares redeemed
                 or repurchased and previously applied
                 as a reduction to filing fees
                 pursuant to rule 24e-2 (if applicable)        +_____________

         (v)     Net aggregate price of securities
                 sold and issued during the fiscal year
                 in reliance on rule 24f-2 [line (i),
                 plus line (ii), less line (iii),
                 plus line (iv)] (if applicable):
                                                                  $778,686.33

         (vi)    Multiplier prescribed by Section
                 6(b) of the Securities Act of 1933
                 or other applicable law or regulation
                 (see Instruction C.6):
                                                             X     0.00030303

         (vii)   Fee due [line (i) or line (v) multiplied
                 by line (vi)]:
                                                                      $235.97

Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                               [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                February 19, 1997

                                   Signatures

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

         By (Signature and Title)*: John R. Elder
                                    John R. Elder, Treasurer
         Date:                      February 21, 1997

  *Please print the name and title of the signing officer below the signature.

                            BINGHAM, DANA & GOULD LLP
                               150 Federal Street
                           Boston, Massachusetts 02110

                                Tel: 617-951-8000
                                Fax: 617-951-8736


                                February 21, 1997



Landmark Tax Free Income Funds
6 St. James Avenue
Boston, MA  02116

         Re:      Rule 24f-2 Notice

Dear Sir or Madam:

     We have acted as counsel to Landmark Tax Free Income Funds, a Massachusetts business trust (the "Trust"), in connection with the Trust's registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, of an indefinite number of Shares of Beneficial Interest (without par value) of its series known as Landmark National Tax Free Income Fund (the "Shares") under the Securities Act of 1933, as amended (the "1933 Act"). We understand that, pursuant to such Rule 24f-2, the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") on February 21, 1997, with respect to the fiscal year of Landmark National Tax Free Income Fund ended December 31, 1996, in order to make definite in number the registration of 92,257.183 Shares. This opinion is being furnished with a view to your filing the same with the Commission in conjunction with the filing of the Notice.

     In connection with this opinion, we have examined the following described documents:

     (a) a certificate of the Secretary of State of the Commonwealth of Massachusetts as to the existence of the Trust;

     (b) copies, certified by the Secretary of State of the Commonwealth of Massachusetts, of the Trust's Declaration of Trust and of all amendments thereto on file in the office of the Secretary of State of the Commonwealth of Massachusetts;

     (c) a certificate executed by John R. Elder, the Treasurer of the Trust, as to the issuance of the Shares in accordance with the Trust's Declaration of Trust and By-Laws and as to the receipt by the Trust of the net asset value of the Shares covered by the Notice; and

     (d) a certificate executed by Linda T. Gibson, the Secretary of the Trust, certifying as to, and attaching copies of, the Trust's Declaration of Trust and all amendments thereto, the Trust's By-Laws and all amendments thereto and certain votes of the Trustees of the Trust authorizing the issuance of the Shares covered by the Notice.

     In such examination, we have assumed the genuineness of all signatures, the conformity to the originals of all of the documents reviewed by us as copies, the authenticity and completeness of all original documents reviewed by us in original or copy form and the legal competence of each individual executing any document.

     This opinion is based entirely on our review of the documents listed above. We have made no other review or investigation of any kind whatsoever, and we have assumed, without independent inquiry, the accuracy of the information set forth in such documents.

     This opinion is limited solely to the internal substantive laws of the Commonwealth of Massachusetts as applied by courts in such Commonwealth (other than Massachusetts securities laws, with respect to which we express no opinion), to the extent such laws may apply to or govern the matters covered by this opinion.

     We understand that all of the foregoing assumptions and limitations are acceptable to you.

     Based upon and subject to the foregoing, please be advised that it is our opinion that the 92,257.183 Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and nonassessable, except that shareholders of the Trust may under certain circumstances be held personally liable for its obligations.

                                               Very truly yours,

                                               BINGHAM, DANA & GOULD LLP

                                               Bingham, Dana & Gould LLP